Investment in equity investees	12 Months Ended
Dec. 31, 2023
Investment in equity investees
Investment in equity investees
8.	Investment in equity investees
Measurement Alternative and NAV practical expedient
The carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB20,707 million and RMB18,153 million as of December 31, 2022 and 2023, respectively, and the carrying amount of the Group’s investments under NAV practical expedient was RMB7,982 million and RMB8,133 million as of December 31, 2022 and 2023, respectively. For the years ended December 31, 2021, 2022 and 2023, the Group invested RMB4,787 million, RMB1,683 million and RMB346 million in multiple private companies and private equity funds accounted for under the Measurement Alternative and NAV practical expedient, respectively, which may have operational synergy with the Group’s core business. During the years ended December 31, 2021, 2022 and 2023, fair value changes recognized for equity investments which were measured using the Measurement Alternative, excluding the gain from fair value change recognized on ATRenew Inc. (“ATRenew”, formerly known as AiHuiShou International Co., Ltd.) for the year ended December 31, 2021, and NAV practical expedient were not significant, respectively.
Equity method
As of December 31, 2023, the Group’s investments accounted for under the equity method totaled RMB30,460 million (as of December 31, 2022: RMB28,952 million), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB3,426 million and investment in JD Technology amounting to RMB13,423 million. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
Investment in Yonghui
Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. As of December 31, 2023, total consideration for the investment in Yonghui was RMB6,462 million in cash. The Group held approximately 13.4% of Yonghui’s issued and outstanding shares and accounted for the investment in Yonghui using the equity method as the Group obtained significant influence by the rights to nominate one board member out of nine. The Group received dividend of RMB25 million, RMB24 million from Yonghui for the years ended December 31, 2021
 and
2022, respectively, which have been recorded as a reduction to the carrying amount of investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	4,056	3,426
Proportionate share of Yonghui’s net tangible and intangible assets	1,768	1,477

Positive basis difference	2,288	1,949

Positive basis difference has been assigned to:
Goodwill(*)	1,111	845
Amortizable intangible assets (**)	1,569	1,472
Deferred tax liabilities	(392)	(368)

	2,288	1,949

(*)
In the third quarter of 2021 and fourth quarter of 2023, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million and RMB266 million, respectively, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021 and December 31, 2023.

(**)	As of December 31, 2023, the weighted average remaining life of the amortizable intangible assets not included in Yonghui’s consolidated financial statements was 12 years.
As of December 31, 2022 and 2023, the market value of the Group’s investment in Yonghui was RMB4,435 million and RMB3,426 million based on its quoted closing price, respectively.

Investment in JD Technology
As disclosed in Note 6, investment in JD Technology has been accounted for using the equity method subsequent to June 2020.
In June 2020, the Group entered into agreements with JD Technology, pursuant to which the Group has acquired an aggregate of 36.8% equity interest in JD Technology by converting the profit sharing right and investing additional RMB1.78 billion in cash in JD Technology. Upon the completion of the acquisition of JD Technology’ equity interests, the investment in JD Technology is accounted for using the equity method. In March 2021, the Group transferred JD Cloud & AI with investing additional RMB4 billion in cash in exchange of ordinary shares in JD Technology, and the Group’s equity interest in JD Technology increased to approximately 41.7%. As the Group and JD Technology are both controlled by Mr. Richard Qiangdong Liu before and after the acquisition of JD Technology’ equity interests, the acquisition is considered a transaction under common control. Pursuant to ASC
805-50-25-2,
the Group recorded the investment in JD Technology amounting to RMB2.62 billion in 2021, based on its proportioned net assets of JD Technology. The difference between consideration transferred and the carrying amounts of the net assets received, which was a decrease of RMB901 million into additional paid-in
capital was recorded for the year ended December 31, 2021.
Investment in ATRenew

ATRenew is a leading technology-driven pre-owned consumer electronics transactions and services platform in China. Historically, the Company invested ATRenew’s preferred shares amounted to
RMB4,270
million and accounted for the investment under the Measurement Alternative.

On June 18, 2021, ATRenew completed its initial public offering on the Nasdaq Stock Market (“ATRenew IPO”), upon which the preferred shares investment in ATRenew were converted to ordinary shares in entirety. Pursuant to ASU
2020-01,
the Group remeasured its previously held interest based on the observable price in orderly transactions and recorded a gain from fair value change of RMB2,305 million in others, net in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2021. Concurrently, the Group subscribed additional 2,333,333 ordinary shares of ATRenew with cash consideration of RMB321 million. Upon the offering, the Group held approximately 34% of ATRenew’s issued and outstanding shares and had two out of seven board seats. Accordingly, investment in ATRenew’s ordinary shares was accounted for using the equity method as the Group obtained significant influence. In December 2021, the Group purchased additional ordinary shares of ATRenew with cash consideration of RMB41 million.
The investment in ATRenew is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Carrying value of investment in ATRenew’s ordinary shares	1,449	677
Proportionate share of ATRenew’s net tangible and intangible assets	2,080	1,308

N egative basis difference	(631)	(631)

Negative basis difference has been assigned to:
Amortizable intangible assets (**)	(450)	(450)
Deferred tax liabilities	(181)	(181)

	(631)	(631)

(*)
In the fourth quarter of 2021 and the second quarter of 2022, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB3,909 million and RMB1,191 million, respectively, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021 and June 30, 2022, respectively.

(**)
As of December 31, 2023, the negative basis difference between carrying value of investment in ATRenew and proportionate share of ATRenew’s net tangible and intangible assets was RMB631 million. This difference would not be amortized.

As of December 31, 2022 and 2023, the market value of the Group’s investment in ATRenew was RMB1,505 million and RMB1,017 million based on its quoted closing price, respectively.
The Group recorded its share of the profits and losses of Yonghui, JD Technology and ATRenew one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)

Revenues	145,582	160,554	149,237
Gross profit	39,736	47,369	48,134
Income/(loss) from operations	1,877	(2,158)	(274)
Net loss	(250)	(1,583)	(1,733)
Net income/(loss) attributable to the investees’ ordinary shareholders	675	(1,327)	(1,506)

	As of December 31,
	2022	2023

	(RMB in millions)

Current assets	149,946	155,283
Non-current assets	142,288	145,171
Current liabilities	116,158	118,886
Non-current liabilities	54,494	50,228
Non-controlling interests	623	359
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the equity method investments of RMB5,514 million, RMB1,316 million and RMB266 million were recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2021, 2022 and 2023, respectively. The valuation of impairment in privately held companies under the Measurement Alternative is discussed in Note 5.